Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Sales Tax payable	256,350	541,175
Withholding individual income taxes for employees	183,681	190,340
Enterprise income taxes	1,775,908	2,377,655
Others	44,707	47,343
	2,260,646	3,156,513